UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ]  is a restatement
                                    [  ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Advisers LLC
Address: 253 Riverside Avenue
         Westport, CT  06880

13F File Number: 028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald H. Oliver
Title:   Managing Director
Phone:   203-227-3601

Signature, Place, and Date of Signing:

         /s/ Ronald H. Oliver   Westport, Connecticut   February 10, 2012
         --------------------   ---------------------   -----------------

Report Type (Check only one):

[x]      13F Holdings Report
[ ]      13F Notice
[ ]      13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    64

Form 13F Information Table Value Total (x$1,000):  $ 996,154


List of Included Managers:

         Andrew  J.  Knuth   Westport Advisers, LLC
         Edmund H. Nicklin   Westport Advisers, LLC

List of Other Included Managers:
         No.     13F File Number           Name

               COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                       TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
Abbott Laboratories                    COM      002824100      3,796      67,500  SH       Sole                   67,500
Air Products & Chemicals, Inc.         COM      009158106     11,927     140,000  SH       Sole                  140,000
Albemarle Corp.                        COM      012653101      6,557     127,300  SH       Sole                  127,300
American Eagle Outfitters, Inc         COM      02553E106      7,645     500,000  SH       Sole                  500,000
Amphenol Corp.                         COM      032095101      9,137     201,300  SH       Sole                  201,300
Anadarko Petroleum Corp.               COM      032511107     12,976     170,000  SH       Sole                  170,000
Arbitron, Inc.                         COM      03875Q108     17,108     497,173  SH       Sole                  497,173
Arthur J. Gallagher & Company          COM      363576109     13,490     403,424  SH       Sole                  403,424
Big Lots, Inc.                         COM      089302103     49,581   1,313,056  SH       Sole                1,313,056
Brown & Brown, Inc.                    COM      115236101     17,612     778,261  SH       Sole                  778,261
CA, Inc.                               COM      12673P105      9,200     455,089  SH       Sole                  455,089
CACI International, Inc.               COM      127190304     12,353     220,900  SH       Sole                  220,900
CVS/Caremark Corp.                     COM      126650100      7,833     192,090  SH       Sole                  192,090
Carter's Inc.                          COM      146229109     11,939     299,901  SH       Sole                  299,901
Charles River Laboratories Int         COM      159864107      3,690     135,000  SH       Sole                  135,000
Check Point Software Technolog         COM      M22465104     12,795     243,528  SH       Sole                  243,528
Checkpoint Systems, Inc.               COM      162825103     10,302     941,722  SH       Sole                  941,722
Chicago Bridge & Iron Company          COM      167250109      6,864     181,600  SH       Sole                  181,600
Cullen/Frost Bankers, Inc.             COM      229899109      3,704      70,000  SH       Sole                   70,000
Darden Restaurants, Inc.               COM      237194105     29,855     655,000  SH       Sole                  655,000
DeVry, Inc.                            COM      251893103     32,499     845,000  SH       Sole                  845,000
Dr. Pepper Snapple Group, Inc.         COM      26138E109     11,844     300,000  SH       Sole                  300,000
EOG Resources, Inc.                    COM      26875P101     16,993     172,500  SH       Sole                  172,500
Entergy Corp.                          COM      29364G103      6,757      92,500  SH       Sole                   92,500
FEI Company                            COM      30241L109     25,478     624,772  SH       Sole                  624,772
FMC Corp.                              COM      302491303     15,487     180,000  SH       Sole                  180,000
FedEx Corp.                            COM      31428X106      7,098      85,000  SH       Sole                   85,000
Forest Oil Corp.                       COM      346091705     15,014   1,108,058  SH       Sole                1,108,058
General Communication, Inc. -          COM      369385109      6,372     650,827  SH       Sole                  650,827
IPG Photonics Corp.                    COM      44980X109     16,258     480,000  SH       Sole                  480,000
ITT Educational Services, Inc.         COM      45068B109     23,903     420,155  SH       Sole                  420,155
International Rectifier Corp.          COM      460254105      2,335     120,246  SH       Sole                  120,246
Interpublic Group of Companies         COM      460690100      5,984     615,000  SH       Sole                  615,000
JDA Software Group, Inc.               COM      46612K108      9,183     283,500  SH       Sole                  283,500
John Wiley & Sons, Inc. - Clas         COM      968223206     18,138     408,513  SH       Sole                  408,513
Laboratory Corporation of Amer         COM      50540R409     12,895     150,000  SH       Sole                  150,000
Lender Processing Services, In         COM      52602E102      4,762     315,960  SH       Sole                  315,960
Lone Pine Resources, Inc.              COM      54222A106      6,678     952,667  SH       Sole                  952,667
MSC Industrial Direct Company          COM      553530106     11,985     167,500  SH       Sole                  167,500
MasterCard, Inc. - Class A             COM      57636Q104      7,456      20,000  SH       Sole                   20,000
McCormick & Company, Inc.              COM      579780206     11,338     224,868  SH       Sole                  224,868
Orient Express Hotels Ltd. - C         COM      G67743107      6,027     806,827  SH       Sole                  806,827
Pall Corp.                             COM      696429307     14,430     252,500  SH       Sole                  252,500
Parametric Technology Corp.            COM      699173209     16,805     920,304  SH       Sole                  920,304
Plains Exploration & Productio         COM      726505100     36,016     980,827  SH       Sole                  980,827
Praxair, Inc.                          COM      74005P104     13,149     123,000  SH       Sole                  123,000
Precision Castparts Corp.              COM      740189105     91,739     556,703  SH       Sole                  556,703
QLogic Corp.                           COM      747277101     11,959     797,238  SH       Sole                  797,238
Republic Services, Inc.                COM      760759100     11,433     415,000  SH       Sole                  415,000
Rogers Corp.                           COM      775133101      8,697     235,953  SH       Sole                  235,953
Ross Stores, Inc.                      COM      778296103     10,932     230,000  SH       Sole                  230,000
Saks, Inc.                             COM      79377w108      8,898     912,600  SH       Sole                  912,600
State Street Corp.                     COM      857477103      2,519      62,500  SH       Sole                   62,500
Stone Energy Corp.                     COM      861642106     10,250     388,541  SH       Sole                  388,541
SunTrust Banks, Inc.                   COM      867914103        177      10,000  SH       Sole                   10,000
Synopsys, Inc.                         COM      871607107     43,694   1,606,392  SH       Sole                1,606,392
Teradata Corp.                         COM      88076W103     10,099     208,190  SH       Sole                  208,190
Texas Instruments, Inc.                COM      882508104      3,143     107,964  SH       Sole                  107,964
United Rentals, Inc.                   COM      911363109     11,672     394,997  SH       Sole                  394,997
Universal Health Services, Inc         COM      913903100     65,910   1,696,100  SH       Sole                1,696,100
Varian Medical Systems, Inc.           COM      92220P105     14,433     215,000  SH       Sole                  215,000
W.W. Grainger, Inc.                    COM      384802104     13,103      70,000  SH       Sole                   70,000
WSFS Financial Corp.                   COM      929328102      1,746      48,546  SH       Sole                   48,546
Willis Group Holdings plc              COM      013131180     62,503   1,610,900  SH       Sole                1,610,900
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